SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT	12 Months Ended
Dec. 31, 2016
Long-term Debt, Current Maturities [Abstract]
SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT
NOTE 5:-	SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT

Banks:

	Annual interest
	rate at
	December 31	December 31,
	2016	2016	2015
	%	US Dollars in thousands

In NIS linked to the Israel central bank interest rate (Prime)	2.5% – 2.6%	2,094	589

Current maturities of long-term debt from banks (Note 7)		774	686

		2,868	1,275